Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013
Leases Operating [Abstract]
Lease option additional extend term	3 years
Lease expiration	Dec. 31, 2017
Deferred rent	$ 2,448,000	$ 1,991,000		$ 2,283,000
Incentive to lessee		1,700,000
Unamortized leasehold improvement incentive total	1,100,000	1,300,000
Unamortized leasehold improvement incentive included in other long-term liabilities	900,000	1,100,000
Rent expense	$ 1,900,000	$ 1,900,000	$ 3,200,000